UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2018

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 70.4%
Computer & Electronic Products: 6.3%
583,200	Cypress Semiconductor Corp.	$8,106,480
163,050	Western Digital Corp.	7,400,839
		15,507,319
Credit Intermediation: 18.0%
82,330	Euronet Worldwide, Inc. [1]	9,682,831
314,086	First Hawaiian, Inc.	8,172,518
753,704	Kearny Financial Corp. [2]	9,979,041
117,410	Visa, Inc. - Class A	16,638,171
		44,472,561
Electrical Equipment & Appliance Manufacturing: 2.9%
161,592	Axon Enterprise, Inc. [1]	7,024,404

Furniture Manufacturing: 3.3%
207,916	Leggett & Platt, Inc.	8,054,666

Health Care Equipment Manufacturing: 3.2%
66,970	STERIS PLC	7,974,788

Insurance Carriers & Related Activities: 4.3%
158,900	The Progressive Corp.	10,533,481

Machinery: 2.4%
486,320	3D Systems Corp. [1,3]	6,020,642

Merchant Wholesalers & Durable Goods: 3.5%
305,900	LKQ Corp. [1]	8,516,256

Oil & Gas Extraction: 3.0%
207,700	Apache Corp.	7,296,501

Personal Services: 3.5%
171,680	Weight Watchers International, Inc. [1]	8,587,434

Professional, Scientific & Technical Services: 5.1%
103,196	2U, Inc. [1]	6,025,615
140,310	Ebix, Inc. [3]	6,625,438
		12,651,053
Rail Transportation: 3.5%
104,000	Genesee & Wyoming, Inc. - Class A [1]	8,661,120

Real Estate: 3.8%
85,552	The Howard Hughes Corp. [1]	9,475,739

Sporting & Recreation Goods: 3.9%
59,367	Pool Corp.	9,647,731

Transportation Equipment Manufacturing: 3.7%
74,790	WABCO Holdings, Inc. [1]	9,083,245

TOTAL COMMON STOCKS
(Cost $158,951,950)		173,506,940

Principal Amount
CORPORATE BONDS: 18.3%
Air Transportation: 0.6%
	PHI, Inc.,
	5.250%,
$ 1,752,000	3/15/19 [3]	1,462,920

Chemical Manufacturing: 0.1%
	HB Fuller Co.,
	4.000%,
238,000	2/15/27	204,680

Commercial Finance: 0.2%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	498,830

Computer & Electronic Products: 0.1%
	Hewlett-Packard Co.,
	3.750%,
321,000	12/1/20	323,155

Food Manufacturing: 5.1%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	5,699,763
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/1/22	6,285,024
	Kraft Heinz Food Co.,
	5.375%,
523,000	2/10/20	534,094
		12,518,881
Furniture Manufacturing: 0.4%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	959,925

General Merchandise Stores: 0.2%
	Walmart, Inc.,
	3.400%,
640,000	6/26/23	639,220

Merchant Wholesalers, Durable Goods: 0.4%
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	969,438

Oil & Gas: 4.1%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,163,442

Oil & Gas Extraction: 0.6%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23	1,530,000

Professional, Scientific & Technical Services: 2.0%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	4,853,197

Publishing Industries: 4.1%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,056,009

Telecommunications: 0.4%
	Vodafone Group PLC,
	4.375%,
1,000,000	3/16/21	1,020,135

TOTAL CORPORATE BONDS
(Cost $50,409,866)		45,199,832

Shares
SHORT-TERM INVESTMENTS: 11.1%
Money Market Funds: 11.1%
27,472,052	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.111% [4]	27,472,052

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,472,052)		27,472,052

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 5.0%
Money Market Funds: 5.0%
12,252,396	First American Government Obligations Fund - Class Z, 2.083% [4]	12,252,396

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $12,252,396)		12,252,396

TOTAL INVESTMENTS IN SECURITIES: 104.8%
(Cost $249,086,264)		258,431,220
Liabilities in Excess of Other Assets: (4.8)%		(11,944,192)
TOTAL NET ASSETS: 100.0%		$246,487,028

[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of November 30, 2018, the value of illiquid securities was $9,979,041 or 4.0% of net assets.
[3]
This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a value of $11,964,818 or 4.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[4]	Seven-day yield as of November 30, 2018.

The Villere Balanced Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of November 30, 2018 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 12,252,396	$ -	$ 12,252,396	$ 12,252,396	$ -	$ -

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$173,506,940	$-	$-	$173,506,940
Corporate Bonds	-	45,199,832	-	45,199,832
Short-Term Investments	27,472,052	-	-	27,472,052
Investments Purchased with Cash Proceeds from Securities Lending	12,252,396	-	-	12,252,396
Total Investments in Securities	$213,231,388	$45,199,832	$-	$258,431,220

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 85.1%
Computer & Electronic Products: 8.3%
133,880	Cypress Semiconductor Corp.	$1,860,932
27,970	Western Digital Corp.	1,269,558
		3,130,490
Credit Intermediation: 20.9%
15,370	Euronet Worldwide, Inc. [1]	1,807,666
67,890	First Hawaiian, Inc.	1,766,498
128,190	Kearny Financial Corp. [2]	1,697,235
18,580	Visa, Inc. - Class A	2,632,972
		7,904,371
Electrical Equipment & Appliance Manufacturing: 3.3%
28,590	Axon Enterprise, Inc. [1]	1,242,807

Furniture Manufacturing: 3.0%
29,700	Leggett & Platt, Inc.	1,150,578

Health Care Equipment Manufacturing: 4.2%
13,460	STERIS PLC	1,602,817

Insurance Carriers & Related Activities: 5.2%
29,500	The Progressive Corp.	1,955,555

Machinery: 3.0%
90,756	3D Systems Corp. [1,3]	1,123,559

Merchant Wholesalers & Durable Goods: 4.0%
54,100	LKQ Corp. [1]	1,506,144

Oil & Gas Extraction: 3.8%
40,400	Apache Corp.	1,419,252

Personal Services: 4.4%
32,910	Weight Watchers International, Inc. [1]	1,646,158

Professional, Scientific & Technical Services: 6.1%
18,250	2U, Inc. [1]	1,065,618
26,170	Ebix, Inc. [3]	1,235,747
		2,301,365
Rail Transportation: 5.4%
24,508	Genesee & Wyoming, Inc. - Class A [1]	2,041,026

Real Estate: 4.2%
14,230	The Howard Hughes Corp. [1]	1,576,115

Sporting & Recreation Goods: 4.4%
10,170	Pool Corp.	1,652,727

Transportation Equipment Manufacturing: 4.9%
15,415	WABCO Holdings, Inc. [1]	1,872,152

TOTAL COMMON STOCKS
(Cost $29,896,663)		32,125,116

SHORT-TERM INVESTMENTS: 15.0%
Money Market Funds: 15.0%
5,656,968	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.111% [4]	5,656,968

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,656,968)		5,656,968

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 4.5%
Money Market Funds: 4.5%
1,709,356	First American Government Obligations Fund - Class Z, 2.083% [4]	1,709,356

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $1,709,356)		1,709,356

TOTAL INVESTMENTS IN SECURITIES: 104.6%
(Cost $37,262,987)		39,491,440
Liabilities in Excess of Other Assets: (4.6)%		(1,732,341)
TOTAL NET ASSETS: 100.0%		$37,759,099

[1]	Non-income producing security.
[2]	A portion of this security is illiquid. As of November 30, 2018, the value of illiquid securities was $1,697,235 or 4.5% of net assets.
[3]
This security or a portion of this security was out on loan as of November 30, 2018. Total loaned securities had a value of $1,670,319 or 4.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[4]	Seven-day yield as of November 30, 2018.

The Villere Equity Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a defaul

The following is a summary of the arrangements subject to offsetting as of November 30, 2018 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 1,709,356	$ -	$ 1,709,356	$ 1,709,356	$ -	$ -

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,125,116	$-	$-	$32,125,116
Short-Term Investments	5,656,968	-	-	5,656,968
Investments Purchased with Cash Proceeds from Securities Lending	1,709,356	-	-	1,709,356
Total Investments in Securities	$39,491,440	$-	$-	$39,491,440

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                          Elaine E. Richards, President / Principal Executive Officer

Date                                                     January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                          Elaine E. Richards, President / Principal Executive Officer

Date                                                    January 22, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
  Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date                                                    January 23, 2019

* Print the name and title of each signing officer under his or her signature.